Financial instruments and risk management - Jet fuel price risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($) gal $ / gal	Dec. 31, 2017 MXN ($) gal $ / gal	Dec. 31, 2016 MXN ($) gal $ / gal
Jet fuel price risk
Loss from derivatives financial instruments recognized in consolidated statements of operations | $		$ (455,009)	$ 52,097	$ 353,943
Jet fuel
Jet fuel price risk
Percentage of operating expenses	36.00%	36.00%	29.00%	28.00%
Jet fuel Asian call options
Jet fuel price risk
Notional volume (in gallons)		45,600	61,100,000
Projected term of hedged consumption	12 months	12 months	9 months
Fair value of derivative financial assets | $		$ 48,199	$ 497,403	$ 867,809
Cost of hedging recognized in other comprehensive income | $		134,096	163,836	218,038
Extrinsic value of options recycled to cost | $		$ (402,493)	$ 26,980	$ 305,166
Jet fuel Asian call options | Within one year
Jet fuel price risk
Notional volume (in gallons)		26,632,000	131,381,000	118,798,000
Strike price agreed rate | $ / gal		1.8400	1.7447	1.5145
Approximate percentage of hedge (of expected consumption value)		10.00%	55.00%	52.00%
Jet fuel Asian call options | Within six months
Jet fuel price risk
Notional volume (in gallons)		12,790,000	69,518,000	55,436,000
Strike price agreed rate | $ / gal		1.8400	1.6861	1.6245
Approximate percentage of hedge (of expected consumption value)		10.00%	60.00%	51.00%
Jet fuel Asian call options | Between six months and one year
Jet fuel price risk
Notional volume (in gallons)		13,842,000	61,863,000	63,362,000
Strike price agreed rate | $ / gal		1.8400	1.8106	1.4182
Approximate percentage of hedge (of expected consumption value)		10.00%	50.00%	53.00%
Jet fuel Asian call options | Between one year and two years
Jet fuel price risk
Notional volume (in gallons)				70,238,000
Strike price agreed rate | $ / gal				1.6392
Approximate percentage of hedge (of expected consumption value)				24.00%
Jet fuel Asian call options | Between one year and eighteen months
Jet fuel price risk
Notional volume (in gallons)				62,492,000
Strike price agreed rate | $ / gal				1.6508
Approximate percentage of hedge (of expected consumption value)				45.00%
Jet fuel Asian call options | Between eighteen months and twenty-one months
Jet fuel price risk
Notional volume (in gallons)				7,746,000
Strike price agreed rate | $ / gal				1.5450
Approximate percentage of hedge (of expected consumption value)				10.00%
Jet Fuel Asian Zero-Cost collar options
Jet fuel price risk
Loss from derivatives financial instruments recognized in consolidated statements of operations | $		$ (122,948)
Upward/downward movement in the spot price of the US Gulf Coast Jet 54	5.00%	5.00%
Effect of upward movement in spot price on accumulated other comprehensive income | $	$ 1,670
Effect of downward movement in spot price on accumulated other comprehensive income | $	$ (1,510)
Jet Fuel Asian Zero-Cost collar options | Within one year
Jet fuel price risk
Notional volume (in gallons)		18,963,000
Approximate percentage of hedge (of expected consumption value)		15.00%
Jet Fuel Asian Zero-Cost collar options | Within six months
Jet fuel price risk
Notional volume (in gallons)		18,963,000
Approximate percentage of hedge (of expected consumption value)		15.00%
All-in | Within one year
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)		18.00%
All-in | Within six months
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)		25.00%
All-in | Between six months and one year
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)		10.00%